Shareholders' Equity (Detail Textuals 2)								1 Months Ended	12 Months Ended
	Dec. 31, 2013 The Bank of New Canaan Bank Management, Director and Founder Stock Option Plan Employee Stock Option	Jun. 25, 2003 The Bank of New Canaan Bank Management, Director and Founder Stock Option Plan Employee Stock Option	Jul. 26, 2006 2006 Bank of New Canaan Stock Option Plan Employee Stock Option	Jun. 27, 2007 2007 Bank of New Canaan Stock Option and Equity Award Plan Employee Stock Option	Jun. 22, 2011 2011 BNC Financial Group, Inc. Stock Option and Equity Award Plan Employee Stock Option	Mar. 31, 2014 2012 BNC Financial Group, Inc. Stock Plan	Dec. 31, 2013 2012 BNC Financial Group, Inc. Stock Plan	Sep. 19, 2012 2012 BNC Financial Group, Inc. Stock Plan Employee Stock Option	Dec. 31, 2013 2012 BNC Financial Group, Inc. Stock Plan Employee Stock Option
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Percentage of common stock issued and outstanding					15.00%
Number of common stock reserved for issuance	89,751	152,200	47,800	165,244	45,000	140,317	49,840
Percentage of number of shares sold								10.00%
Percentage of aggregate number of shares reserved and available for issuance								12.00%
Number of common stock issued in connection with capital raise									897,513